Financial instruments - Schedule of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 405,058	$ 499,403
Financial liabilities	426,826	431,506
Net financial position	(21,768)	67,897
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,351	12,080
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	73,035	50,497
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,661	8,023
Convertible loans, derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	37,947
Income taxes payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	3,754
Senior Secured Term Loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	109,714	0
Convertible loans, short-term
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	93,728
Warrant Obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,788	0
Deferred Royalty Obligation
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	222,277	225,477
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	326,441	466,544
Other current assets (excluding prepaid expenses)
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,743	1,948
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	903	693
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 72,971	$ 30,218